ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment Assets Held-for-sale Disclosure [Abstract]
ASSETS HELD FOR SALE
5.	ASSETS HELD FOR SALE
In September 2021, the Company announced the discontinuance of its pursuit of a Yokohama integrated resort development in Japan. In December 2021, an external advisor was engaged to locate potential buyers and prepare marketing materials for the disposal of the Company’s assets in Japan, including a ski resort in Nagano, Japan operated by Kabushiki Kaisha Okushiga Kogen Resort (the “Japan Ski Resort”) and a parcel of freehold land together with the accompanying building structures in Hakone, Japan (the “Hakone Assets”). After considering the relevant facts, the Company concluded the assets and liabilities of the Japan Ski Resort and the Hakone Assets met the criteria for classification as held for sale as of December 31, 2021 which were reported under the Corporate and Other segment.
On December 8, 2022, the Company entered into an agreement with an independent third party (the “Buyer”) to dispose of its entire interest in the Japan Ski Resort with net liabilities of
$13,663
(including a loan payable to the Company of Japanese Yen (“JPY”) 2,215,180 (equivalent to $16,876)) for a consideration of JPY0.001; and to transfer the loan receivable from the Japan Ski Resort as mentioned above of JPY
2,215,180
(equivalent to $
16,876)
to the Buyer for a consideration of JPY
0.001
. The disposal was completed on December
30
,
2022
and the Company recorded a loss on disposal of assets held for sale of $
3,106
which is included in property charges and other in the accompanying consolidated statements of operations during the year ended December
31
,
2022
.
As of December 31, 2022 and 2021, the Hakone Assets classified as assets held for sale were comprised of property and equipment, with aggregate
carrying values of $8,503 and $17,705, respectively. Due to a significant decrease in the market value of the freehold land included in the Hakone Assets as of December 31, 2022 and 2021, an impairment of
assets held for sale of $6,794 and an impairment
of
property and equipment of $1,147
were
provided and included in property charges and other in the accompanying consolidated statements of operations during the years ended December 31, 2022 and 2021, respectively. The fair value of the freehold land was calculated by using level 3 inputs based on the market approach.
On July 12, 2023, the Company completed the disposal of the Hakone Assets, with aggregate carrying values of
$7,924,
 to an independent third party at a consideration of JPY
2,144,000 (equivalent to $15,222).
A gain on disposal of assets held for sale, net of the foreign currency translations of certain entities incorporated in Japan being considered as a substantial liquidation, of
$4,468
was recorded and included in property charges and other in the accompanying consolidated statements of operations during the year ended December 31, 2023.
In June and August 2022, the Company signed two sale and purchase agreements with respective buyers to sell two aircraft (the “Aircraft”) with an aggregate selling price of
$
15,800
.
 After
considering the relevant facts, the Company concluded the Aircraft met the criteria for classification as assets held for sale which were reported under the Corporate and Other segment. Due to a decrease in the market value, an impairment of property and equipment of
$
3,595
was
provided for one of the Aircraft. Upon completion of the disposals of the Aircraft in September 2022, the Company recorded a gain on disposal of assets held for sale of
$
2,629
on
the Aircraft. The impairment and gain on disposal of assets held for sale were both included in property charges and other in the accompanying consolidated statements of operations for the year ended December 31, 2022.